INCOME TAXES (Details 1) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Net operating loss carry forward	$ 18,300,000	$ 13,300,000
State [Member]
Net operating loss carry forward	917,000	667,000
Valuation allowance	(917,000)	(667,000)
Net deferred tax asset	0	0
Federal [Member]
Net operating loss carry forward	3,212,000	2,163,000
Valuation allowance	(3,212,000)	(2,163,000)
Net deferred tax asset	$ 0	$ 0